Warrants (Tables)	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Summary of Warrants to Purchase Shares of Common Stock and Convertible Preferred Stock Outstanding and Exercisable

As of December 31, 2012 and 2013, the following warrants and obligations to issue warrants to purchase shares of common stock and convertible preferred stock were outstanding and exercisable:

WARRANT HOLDER	ISSUE DATE	ISSUED IN CONNECTION WITH	WARRANT TO PURCHASE	EXERCISABLE INTO	EXERCISE PRICE	EXPIRATION DATE
LEI	08/20/2010	License Agreement	125,000	Common	$0.001	08/20/2015
LEI	02/24/2012	License Agreement	80,000	Common	$0.19	02/24/2017
Investors	09/07/2010	Conversion of Notes Payable	59,000	Common	$0.15	09/07/2015
Investors	09/07/2010	Conversion of Notes Payable	54,716	Series A	$1.45	09/07/2015

Summary of Fair Value of Each Warrant Estimated Using Black-Scholes Valuation Model

The fair value of each warrant was estimated as of December 31, 2012 and 2013 using the Black-Scholes valuation model with the following assumptions:

		DECEMBER 31, 2012
WARRANT ISSUE DATE	CLASS	EXPECTED TERM (IN YEARS)	EXPECTED VOLATILITY	RISK-FREE INTEREST RATE	DIVIDEND YIELD	FAIR VALUE OF UNDERLYING SHARES
September 2010	Series A preferred stock	2.68	73%	0.4%	—	$1.45
August 2012 (obligation)	Common stock	5.00	87%	0.7%	—	$0.30

	CLASS	DECEMBER 31, 2013
WARRANT ISSUE DATE		EXPECTED TERM (IN YEARS)	EXPECTED VOLATILITY	RISK-FREE INTEREST RATE	DIVIDEND YIELD	FAIR VALUE OF UNDERLYING SHARES
September 2010	Series A preferred stock	1.68	59%	0.3%	—	$2.96
August 2012 (obligation)	Common stock	5.00	75%	1.6%	—	$2.75